STOCKHOLDERS EQUITY - Preferred Stock (Details) - USD ($)			12 Months Ended
	Jan. 31, 2020	Jan. 24, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jan. 29, 2020
Stockholder's equity (Deficit)
Issuance of stock			$ 36,288,900	$ 11,975,400
Preferred stock, authorized			60,000,000	60,000,000	60,000,000
Series B Preferred Stock
Stockholder's equity (Deficit)
Shares issued	1,739,130	4,782,608		16,391,397
Issuance of stock	$ 800,000	$ 2,200,000
Original issue price			$ 0.46
Preferred stock, authorized			16,500,000	14,130,435	16,500,000
Series B Preferred Stock | Maximum
Stockholder's equity (Deficit)
Preferred stock, authorized						16,500,000